Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000069624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028619
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000082629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000082627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000082628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000206561
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000069625
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000069626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000028633
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Without Sales Load [Member] | C000069624
Average Annual Return [Line Items]
Average Annual Return, Percent	4.09%	1.44%		2.51%
Without Sales Load [Member] | C000028619
Average Annual Return [Line Items]
Average Annual Return, Percent	3.82%	1.19%		2.25%
Without Sales Load [Member] | C000028621
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%	0.41%		1.48%
Without Sales Load [Member] | C000082629
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%	1.04%		3.34%
Without Sales Load [Member] | C000082627
Average Annual Return [Line Items]
Average Annual Return, Percent	3.62%	0.81%		3.08%
Without Sales Load [Member] | C000082628
Average Annual Return [Line Items]
Average Annual Return, Percent	2.84%	0.03%		2.31%
Without Sales Load [Member] | C000206561
Average Annual Return [Line Items]
Average Annual Return, Percent	3.78%	1.05%	2.07%
Without Sales Load [Member] | C000069625
Average Annual Return [Line Items]
Average Annual Return, Percent	3.53%	1.12%		2.40%
Without Sales Load [Member] | C000028628
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%	0.87%		2.14%
Without Sales Load [Member] | C000028630
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%	0.12%		1.38%
Without Sales Load [Member] | C000069626
Average Annual Return [Line Items]
Average Annual Return, Percent	3.28%	0.94%		2.20%
Without Sales Load [Member] | C000028631
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%	0.69%		1.94%
Without Sales Load [Member] | C000028633
Average Annual Return [Line Items]
Average Annual Return, Percent	2.13%	(0.07%)		1.19%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%	1.94%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.67%	0.93%		2.25%